Shareholder Report, Holdings (Details) - C000109586	Jan. 31, 2026
African Rainbow Minerals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Banco del Bajio S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
XTB S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BCE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Dogus Otomotiv Servis ve Ticaret A/S
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Adaro Energy Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Polski Koncern Naftowy ORLEN S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Perusahaan Gas Negara Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Turk Traktor ve Ziraat Makineleri A/S
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Panama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Poland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Sovereign
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Real EstateBYRJ5J1
Holdings [Line Items]
Percent of Total Investments	45.00%
EnergyE0R75RAB2
Holdings [Line Items]
Percent of Total Investments	19.50%
Materials01877R108
Holdings [Line Items]
Percent of Total Investments	2.00%
Sovereign105756BR0
Holdings [Line Items]
Percent of Total Investments	19.50%
Energy09225M101
Holdings [Line Items]
Percent of Total Investments	14.00%